FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
The Company categorizes its financial instruments measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:

•	Level 1: Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

•
Level 2: Other inputs, which are observable directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data.

•
Level 3: Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities. See below for a discussion of fair value measurements made using Level 3 inputs.

The following tables present the Company's financial instruments that are measured at fair value on a recurring basis:

	March 31, 2016
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$4,041	$—	$—	$4,041
Marketable securities:
Equity security	11,622	—	—	11,622
Total	$15,663	$—	$—	$15,663

Liabilities:
Contingent consideration arrangements	$—	$—	$(32,167)	$(32,167)

	December 31, 2015
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$3,649	$—	$—	$3,649
Marketable securities:
Equity security	11,622	—	—	11,622
Total	$15,271	$—	$—	$15,271

Liabilities:
Contingent consideration arrangements	$—	$—	$(28,993)	$(28,993)

The following table presents the changes in the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Three Months Ended March 31,
	2016	2015
	Contingent Consideration Arrangements	Contingent Consideration Arrangements
	(In thousands)
Balance at January 1,	$(28,993)	$(20,615)
Total net (losses) gains:
Fair value adjustments	(3,161)	11,011
Foreign currency exchange gains	—	630
Included in other comprehensive (loss) income	(1,906)	1,733
Fair value at date of acquisition	1,893	(363)
Balance at March 31,	$(32,167)	$(7,604)

Contingent consideration arrangements
As of March 31, 2016, there are five contingent consideration arrangements related to business acquisitions. The maximum contingent payments related to these arrangements is $90.3 million and the fair value at March 31, 2016 is $32.2 million. These amounts exclude the contingent consideration arrangement related to the acquisition, on January 4, 2013, of Massive Media NV, which operates Twoo.com. While the remaining maximum contingent payment cannot exceed €72.9 million ($81.4 million and $79.9 million at March 31, 2016 and December 31, 2015, respectively), based on results for the year ended December 31, 2015, the Company will not be required to make additional payments with respect to this contingent consideration arrangement.
The contingent consideration arrangements are based upon earnings performance and/or operating metrics such as monthly active users. The Company determines the fair value of the contingent consideration arrangements by using probability-weighted analyses to determine the amounts of the gross liability, and, if the arrangement is long-term in nature, applying a discount rate, that appropriately captures the risks associated with the obligation to determine the net amount reflected in the financial statements. The number of scenarios in the probability-weighted analyses can vary; generally, more scenarios are prepared for longer duration and more complex arrangements. At March 31, 2016, the fair value of the contingent consideration arrangement that is long-term reflects a 12% discount rate.
The fair values of the contingent consideration arrangements are sensitive to changes in the forecasts of earnings and/or the relevant operating metrics and changes in discount rates. The Company remeasures the fair value of the contingent consideration arrangements each reporting period, including the accretion of the discount, if applicable, and changes are recognized in “General and administrative expense” in the accompanying consolidated and combined statement of operations. The contingent consideration arrangements liability of $32.2 million and $29.0 million at March 31, 2016 and December 31, 2015, respectively, is long-term in nature and is included in “Other long-term liabilities” in the accompanying consolidated balance sheet.
Assets measured at fair value on a nonrecurring basis
The Company's non-financial assets, such as goodwill, intangible assets and property and equipment, as well as cost method investments, are adjusted to fair value only when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.
Cost method investments
At March 31, 2016 and December 31, 2015, the carrying values of the Company's investments accounted for under the cost method totaled $54.9 million and $55.6 million, respectively, and are included in "Long-term investments" in the accompanying consolidated balance sheet. The Company evaluates each cost method investment for impairment on a quarterly basis and recognizes an impairment loss if a decline in value is determined to be other-than-temporary. If the Company has not identified events or changes in circumstances that may have a significant adverse effect on the fair value of a cost method investment, then the fair value of such cost method investment is not estimated, as it is impracticable to do so.
Financial instruments measured at fair value only for disclosure purposes
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes.

	March 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Current maturities of long-term debt	$(40,000)	$(40,375)	$(40,000)	$(39,850)
Long-term debt, net of current maturities	(1,167,897)	(1,210,554)	(1,176,871)	(1,204,548)

The fair value of long-term debt including current maturities is estimated using market prices or indices for similar liabilities and taking into consideration other factors such as credit quality and maturity, which are Level 3 inputs.

FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
The following tables present the Company's financial instruments that are measured at fair value on a recurring basis:

	December 31, 2015
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$3,649	$—	$—	$3,649
Marketable securities:
Equity security	11,622	—	—	11,622
Total	$15,271	$—	$—	$15,271

Liabilities:
Contingent consideration arrangements	$—	$—	$(28,993)	$(28,993)

	December 31, 2014
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$57,057	$—	$—	$57,057
Time deposits	—	13,405	—	13,405
Long-term investments:
Marketable equity security	7,410	—	—	7,410
Total	$64,467	$13,405	$—	$77,872

Liabilities:
Contingent consideration arrangements	$—	$—	$(20,615)	$(20,615)

The following table presents the changes in the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	December 31,
	2015	2014
	Contingent Consideration Arrangements	Contingent Consideration Arrangements
	(In thousands)
Balance at January 1,	$(20,615)	$(43,625)
Total net gains:
Fair value adjustments	11,056	12,912
Foreign currency exchange gains	626	—
Included in other comprehensive (loss) income	1,872	3,025
Fair value at date of acquisition	(27,442)	(300)
Settlements	5,510	7,373
Balance at December 31,	$(28,993)	$(20,615)

Contingent consideration arrangements
As of December 31, 2015, there are five contingent consideration arrangements related to business acquisitions. The maximum contingent payments related to these arrangements was $168.2 million and the fair value at December 31, 2015 was $29.0 million. The contingent consideration arrangements are based upon earnings performance and/or operating metrics such as monthly active users. The Company determines the fair value of the contingent consideration arrangements by using probability-weighted analyses to determine the amounts of the gross liability, and, if the arrangement is long-term in nature, applying a discount rate, that appropriately captures the risks associated with the obligation to determine the net amount reflected in the financial statements. The number of scenarios in the probability-weighted analyses can vary; generally, more scenarios are prepared for longer duration and more complex arrangements.
The most significant of the five contingent consideration arrangements, in terms of maximum contingent payments, relates to the acquisition, on January 4, 2013, of Massive Media NV, which operates Twoo.com, a social discovery website that allows its users to meet new people. The Twoo.com contingent consideration arrangement is payable in three annual installments, which began in 2014. Payments are based upon EBITDA and number of monthly active users. The 2015 and 2014 installments of $5.5 million and $7.4 million were paid in the second quarters of 2015 and 2014, respectively. The remaining aggregate amount of the 2016 installment payment cannot exceed €72.9 million ($79.9 million at December 31, 2015). Based on 2015 results, the Company will not be required to make additional payments with respect to this contingent consideration arrangement.
The fair values of the contingent consideration arrangements are sensitive to changes in the forecasts of earnings and/or the relevant operating metrics and changes in discount rates. The Company remeasures the fair value of the contingent consideration arrangements each reporting period, including the accretion of the discount, if applicable, and changes are recognized in “General and administrative expense” in the accompanying consolidated and combined statement of operations. The contingent consideration arrangements liability of $29.0 million at December 31, 2015 is long-term in nature and is included in “Other long-term liabilities” in the accompanying consolidated and combined balance sheet.
Financial instruments measured at fair value only for disclosure purposes
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes.

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Current maturities of long-term debt	$(40,000)	$(39,850)	$—	$—
Long-term debt, net of current maturities	(1,193,481)	(1,204,548)	—	—
Long-term debt, related party	—	—	(190,586)	(185,425)

The fair value of long-term debt including current maturities is estimated using market prices or indices for similar liabilities and taking into consideration other factors such as credit quality and maturity, which are Level 3 inputs. The fair value of long-term debt, related party was estimated by discounting the future cash flows based on current market conditions.